AOCI - Significant reclassification adjustments (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification adjustments, included in net income
Income tax expense	SFr 441	SFr 523	SFr 1,405
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(8)	31	(13)
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	79	6	0
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	(1)	(13)
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	387	369	187
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	513	472	243
Income tax expense	(126)	(103)	(56)
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(106)	(83)	(83)
Net prior service credit/ (cost) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(134)	(110)	(108)
Income tax expense	28	27	25
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	352	322	78
Credit Suisse (Gibraltar) Limited | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
of which net releases	59
AJP Cayman Ltd [Member] | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
of which net releases	17
Bank
Reclassification adjustments, included in net income
Income tax expense	357	439	1,299
Bank | Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(16)	24	(16)
Bank | Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	72	6	0
Bank | Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	(1)	0
Bank | Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	79	74	44
Bank | Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	123	98	62
Income tax expense	(44)	(24)	(18)
Bank | Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	(13)	(6)
Bank | Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	135	SFr 90	SFr 22
Bank | Credit Suisse (Gibraltar) Limited | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
of which net releases	59
Bank | AJP Cayman Ltd [Member] | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
of which net releases	SFr 17